WARRANTS (Details Narrative 2) (USD $)	9 Months Ended		12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Feb. 28, 2014
Granted Warrants			15,653,500
Expected dividends	$ 127,289	$ 199,234
Warrant Issuance 1 [Member]
Granted Warrants	25,000
Exercise prices	$ 2.10
Warrant expiration date	Mar. 04, 2019
Warrant Issuance 2 [Member]
Granted Warrants	155,000
Exercise prices	$ 1.50
Warrant expiration date	Jun. 26, 2019
Warrant Issuance 3 [Member]
Granted Warrants	3,066,000
Exercise prices	$ 1.50
Warrant expiration date	Jun. 30, 2018
Placement Agent [Member]
Granted Warrants		8,480
Warrant term		5 years
Fair value		25,498
Discount rate		74.00%
Expected volatility		134.00%
Expected dividends		$ 0
Warrant [Member]
Granted Warrants		70,000
Exercise prices		$ 3.00
Warrant expiration date		May 14, 2017